REVENUE DISAGGREGATION (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 27,000	$ 23,000
Subsidiaries Of Ault [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	26,000	23,000
Entities Ault Holds Sn Investment Interest In [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 1,000